UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF)

Portfolio of Investments - As of March 31, 2010 (Unaudited)

Face Amount	Description	Coupon Rate		Maturity Date	Value

FIXED INCOME INVESTMENTS - 97.4%

NON-AGENCY MORTGAGE-BACKED SECURITIES - 3.2%
$ 158,155	Bear Stearns Adj. Rate Mortgage Trust, Series 2003-4, Class 3A1	4.988%	(1)	07/25/33	$ 151,084
558,539	Chase Mortgage Finance Corp., Series 2003-S13, Class A16	5.000%		11/25/33	554,300
391,677	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-J1, Class 3A1	6.000%		02/25/36	299,314
Total Non-Agency Mortgage-Backed Securities (identified cost, $1,064,886)					$ 1,004,698

AGENCY MORTGAGE-BACKED SECURITIES - 94.2%
$ 340,756	FHLMC Gold Pool #A14706	4.000%		10/01/33	$ 331,391
30,722	FHLMC Gold Pool #C00548	7.000%		08/01/27	34,632
88,885	FHLMC Gold Pool #C00778	7.000%		06/01/29	100,056
238,905	FHLMC Gold Pool #C90580	6.000%		09/01/22	258,988
64,384	FHLMC Gold Pool #D81642	7.500%		08/01/27	73,470
118,404	FHLMC Gold Pool #D82572	7.000%		09/01/27	133,475
54,516	FHLMC Gold Pool #E00678	6.500%		06/01/14	58,127
58,524	FHLMC Gold Pool #E00721	6.500%		07/01/14	62,444
58,381	FHLMC Gold Pool #E81704	8.500%		05/01/15	65,998
88,345	FHLMC Gold Pool #E90181	6.500%		06/01/17	95,791
395,376	FHLMC Gold Pool #G02478	5.500%		12/01/36	418,363
324,942	FHLMC Gold Pool #P00024	7.000%		09/01/32	359,739
74,112	FHLMC Pool #845830	3.646%	(1)	07/01/24	77,476
167,407	FHLMC Series 4, Class D	8.000%		12/25/22	187,888
258,709	FHLMC Series 15, Class L	7.000%		07/25/23	270,993
93,484	FHLMC Series 23, Class KZ	6.500%		11/25/23	99,262
152,225	FHLMC Series 2176, Class OJ	7.000%		08/15/29	159,780
91,771	FHLMC Series 2201, Class C	8.000%		11/15/29	103,055
190,724	FHLMC Series 2259, Class ZM	7.000%		10/15/30	211,879
1,000,000	FHLMC Series 2586, Class WG	4.000%		03/15/33	920,193
626,668	FNMA Pool #252034	7.000%		09/01/28	704,296
69,097	FNMA Pool #254305	6.500%		05/01/22	76,207
117,971	FNMA Pool #255068	6.000%		01/01/24	128,202
888,675	FNMA Pool #255935	5.000%		11/01/25	925,395
62,598	FNMA Pool #535131	6.000%		03/01/29	68,135
305,142	FNMA Pool #673315	5.500%		11/01/32	323,979
1,205,996	FNMA Pool #725027	5.000%		11/01/33	1,251,507
61,202	FNMA Pool #733750	6.310%		10/01/32	67,200
386,823	FNMA Pool #735861	6.500%		09/01/33	427,446
211,591	FNMA Pool #745630	5.500%		01/01/29	225,381
226,358	FNMA Pool #801357	5.500%		08/01/34	240,332
245,760	FNMA Pool #813839	6.000%		11/01/34	267,498
175,672	FNMA Pool #871394	7.000%		04/01/21	189,828
313,929	FNMA Pool #888129	5.500%		02/01/37	331,445
575,135	FNMA Pool #888339	4.500%		04/01/37	580,869
250,438	FNMA Series 2003-W3, Class 2A5	5.356%		06/25/42	265,449
325,205	FNMA Series G93-5, Class Z	6.500%		02/25/23	357,074
966	GNMA I Pool #176992	8.000%		11/15/16	1,008
1,079	GNMA I Pool #177784	8.000%		10/15/16	1,196
9,332	GNMA I Pool #192357	8.000%		04/15/17	10,431
2,030	GNMA I Pool #194287	9.500%		03/15/17	2,306
991	GNMA I Pool #196063	8.500%		03/15/17	1,111
5,818	GNMA I Pool #211231	8.500%		05/15/17	6,522
1,103	GNMA I Pool #212601	8.500%		06/15/17	1,236
1,521	GNMA I Pool #220917	8.500%		04/15/17	1,705
4,929	GNMA I Pool #223348	10.000%		08/15/18	5,634
5,139	GNMA I Pool #228308	10.000%		01/15/19	5,849
2,382	GNMA I Pool #230223	9.500%		04/15/18	2,735
3,407	GNMA I Pool #260999	9.500%		09/15/18	3,912
4,880	GNMA I Pool #263439	10.000%		02/15/19	5,601
1,286	GNMA I Pool #265267	9.500%		08/15/20	1,487
1,532	GNMA I Pool #266983	10.000%		02/15/19	1,758
724	GNMA I Pool #286556	9.000%		03/15/20	829
1,889	GNMA I Pool #301366	8.500%		06/15/21	2,146
4,226	GNMA I Pool #302933	8.500%		06/15/21	4,871
10,025	GNMA I Pool #308792	9.000%		07/15/21	11,516
1,744	GNMA I Pool #314222	8.500%		04/15/22	2,016
3,120	GNMA I Pool #315187	8.000%		06/15/22	3,583
9,060	GNMA I Pool #315754	8.000%		01/15/22	9,916
23,537	GNMA I Pool #319441	8.500%		04/15/22	25,635
7,274	GNMA I Pool #325165	8.000%		06/15/22	8,354
8,013	GNMA I Pool #335950	8.000%		10/15/22	8,907
116,597	GNMA I Pool #346987	7.000%		12/15/23	130,376
55,976	GNMA I Pool #352001	6.500%		12/15/23	60,369
22,079	GNMA I Pool #352110	7.000%		08/15/23	24,689
46,567	GNMA I Pool #368238	7.000%		12/15/23	52,071
43,469	GNMA I Pool #372379	8.000%		10/15/26	49,996
55,961	GNMA I Pool #396537	7.490%		03/15/25	63,229
41,877	GNMA I Pool #399726	7.490%		05/15/25	47,316
100,602	GNMA I Pool #399788	7.490%		09/15/25	113,667
28,365	GNMA I Pool #399958	7.490%		02/15/27	32,052
27,130	GNMA I Pool #399964	7.490%		04/15/26	30,634
51,563	GNMA I Pool #410215	7.500%		12/15/25	58,276
5,902	GNMA I Pool #414736	7.500%		11/15/25	6,670
24,144	GNMA I Pool #420707	7.000%		02/15/26	27,079
16,809	GNMA I Pool #421829	7.500%		04/15/26	18,985
10,182	GNMA I Pool #431036	8.000%		07/15/26	11,711
14,199	GNMA I Pool #431612	8.000%		11/15/26	16,331
7,087	GNMA I Pool #442190	8.000%		12/15/26	8,152
53,380	GNMA I Pool #448970	8.000%		08/15/27	61,448
13,492	GNMA I Pool #449176	6.500%		07/15/28	14,887
21,924	GNMA I Pool #462623	6.500%		03/15/28	24,190
188,192	GNMA I Pool #471369	5.500%		05/15/33	200,682
14,506	GNMA I Pool #475149	6.500%		05/15/13	15,688
372,670	GNMA I Pool #487108	6.000%		04/15/29	404,315
134,407	GNMA I Pool #489377	6.375%		03/15/29	147,411
554,504	GNMA I Pool #503405	6.500%		04/15/29	610,456
139,815	GNMA I Pool #509930	5.500%		06/15/29	149,325
341,765	GNMA I Pool #509965	5.500%		06/15/29	365,012
36,687	GNMA I Pool #524811	6.375%		09/15/29	40,236
18,427	GNMA I Pool #538314	7.000%		02/15/32	20,735
206,231	GNMA I Pool #595606	6.000%		11/15/32	223,743
25,447	GNMA I Pool #602377	4.500%		06/15/18	26,862
27,558	GNMA I Pool #603377	4.500%		01/15/18	29,091
160,977	GNMA I Pool #616829	5.500%		01/15/25	174,085
140,870	GNMA I Pool #623190	6.000%		12/15/23	151,990
461,191	GNMA I Pool #624600	6.150%		01/15/34	498,991
82,339	GNMA I Pool #640940	5.500%		05/15/35	87,611
51,765	GNMA I Pool #658267	6.500%		02/15/22	55,988
426,525	GNMA I Pool #675363	6.000%		01/15/35	458,477
1,276,398	GNMA I Pool #697850	5.000%		02/15/39	1,329,867
1,196,782	GNMA I Pool #711286	6.500%		10/15/32	1,309,315
41,299	GNMA I Pool #780429	7.500%		09/15/26	46,661
246,351	GNMA I Pool #780492	7.000%		09/15/24	275,550
141,849	GNMA I Pool #780977	7.500%		12/15/28	160,261
358,719	GNMA I Pool #781120	7.000%		12/15/29	403,026
24,225	GNMA II Pool #000723	7.500%		01/20/23	27,274
1,983	GNMA II Pool #001596	9.000%		04/20/21	2,270
29,720	GNMA II Pool #002268	7.500%		08/20/26	33,430
126,165	GNMA II Pool #002442	6.500%		06/20/27	138,820
3,817	GNMA II Pool #002855	8.500%		12/20/29	4,436
175,189	GNMA II Pool #003284	5.500%		09/20/32	186,670
475,365	GNMA II Pool #003388	4.500%		05/20/33	484,562
100,660	GNMA II Pool #003401	4.500%		06/20/33	102,608
146,781	GNMA II Pool #003554	4.500%		05/20/34	149,351
699,610	GNMA II Pool #003556	5.500%		05/20/34	744,582
414,659	GNMA II Pool #003689	4.500%		03/20/35	421,302
63,557	GNMA II Pool #004149	7.500%		05/20/38	69,206
755,619	GNMA II Pool #004308	5.000%		12/20/38	780,070
435,542	GNMA II Pool #004412	5.000%		04/20/39	449,908
163,269	GNMA II Pool #575787	5.760%		03/20/33	176,219
125,143	GNMA II Pool #601255	6.310%		01/20/33	136,635
106,396	GNMA II Pool #608120	6.310%		01/20/33	116,166
306,215	GNMA II Pool #610116	5.760%		04/20/33	330,502
70,773	GNMA II Pool #610143	5.760%		06/20/33	76,386
239,553	GNMA II Pool #612121	5.760%		07/20/33	258,553
328,928	GNMA II Pool #648541	6.000%		10/20/35	353,770
1,050,245	GNMA Series 1998-21, Class ZB	6.500%		09/20/28	1,119,311
918,150	GNMA Series 1999-4, Class ZB	6.000%		02/20/29	992,605
226,152	GNMA Series 1999-25, Class TB	7.500%		07/16/29	258,886
356,036	GNMA Series 2000-14, Class PD	7.000%		02/16/30	381,879
273,648	GNMA Series 2001-4, Class PM	6.500%		03/20/31	296,832
156,000	GNMA Series 2002-7, Class PG	6.500%		01/20/32	169,065
348,266	GNMA Series 2002-22, Class GF	6.500%		03/20/32	373,756
238,813	GNMA Series 2002-40, Class UK	6.500%		06/20/32	254,771
187,156	GNMA Series 2002-45, Class QE	6.500%		06/20/32	201,335
1,500,000	GNMA Series 2010-21, Class NB	4.500%		01/20/37	1,509,145
392,214	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%		02/15/26	429,079
313,140	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%		03/15/28	344,162

Total Agency Mortgage-Backed Securities (identified cost, $28,692,189)					$ 29,994,559

TOTAL FIXED INCOME INVESTMENTS (identified cost, $29,757,075) - 97.4%					$ 30,999,257

SHORT-TERM INVESTMENTS - 2.6%

$ 842,519	Fidelity Government Money Market Fund, 0.03%				$ 842,519

TOTAL SHORT-TERM INVESTMENTS (identified cost, $842,519) - 2.6%					$ 842,519

TOTAL INVESTMENTS (identified cost, $30,599,594) - 100.0%					$ 31,841,776

OTHER ASSETS, LESS LIABILITIES - 0.0%					(9,044)

NET ASSETS - 100.0%					$ 31,832,732

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1) Adjustable rate security. Rate shown is the rate at period end.

The Fund did not have any financial instruments outstanding at March 31, 2010.

The cost and unrealized appreciation of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

	Aggregate Cost		$ 30,535,267

	Gross unrealized appreciation		$ 1,477,214

	Gross unrealized depreciation		(170,705)

	Net unrealized appreciation		$ 1,306,509

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Assets Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Non-Agency Mortgage- Backed Securities	$ -	$ 1,004,698	$ -	$ 1,004,698
Agency Mortgage-Backed Securities	-	29,994,559	-	29,994,559
Short-Term Investments	842,519	-	-	842,519
Total Investments	$ 842,519	$ 30,999,257	$ -	$ 31,841,776

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of March 31, 2010, whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

Wright Total Return Bond Fund (WTRB)

Portfolio of Investments - As of March 31, 2010 (Unaudited)

Face Amount	Description	Coupon Rate		Maturity Date	Value

FIXED INCOME INVESTMENTS - 98.3%

ASSET-BACKED SECURITIES - 3.1%
$ 145,564	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A2	4.980%		07/01/13	$ 154,849
270,000	Citibank Credit Card Issuance Trust, Series 2009-A1, Class A1	1.980%	(1)	03/17/14	277,535
145,000	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4	4.550%		01/15/17	153,831
180,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%		06/15/16	208,885
Total Asset-Backed Securities (identified cost, $751,196)					$ 795,100

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%
$ 220,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$ 225,699
285,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.936%		05/15/38	290,521
330,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	332,338
265,000	Lehman Brothers UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	269,992
270,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	276,961
420,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.908%	(1)	06/12/46	442,128
100,969	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A2	4.467%		03/18/36	104,128
95,956	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2	4.462%	(1)	07/25/34	93,497
Total Commercial Mortgage-Backed Securities (identified cost, $1,943,869)					$ 2,035,264

NON-AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
$ 207,483	First Horizon Alternative Mortgage Securities, Series 2005-AA10, Class 1A2	5.653%	(1)	12/25/35	$ 11,116
Total Non-Agency Mortgage-Backed Securities (identified cost, $207,483)					$ 11,116

CORPORATE BONDS - 41.2%

AUTOMOTIVE - 0.7%
$ 55,000	AutoZone, Inc.	5.750%		01/15/15	$ 59,428
110,000	PACCAR, Inc.	6.875%		02/15/14	125,612

BANKS & MISCELLANEOUS FINANCIAL - 6.4%
$ 60,000	American Express Credit Corp.	7.300%		08/20/13	$ 67,396
115,000	Citigroup, Inc.	6.125%		11/21/17	118,476
130,000	Credit Suisse USA, Inc.	0.501%	(1)	04/12/13	129,404
100,000	Goldman Sachs Group, Inc. (The)	0.888%	(1)	09/29/14	97,509
115,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	121,871
235,000	HSBC Finance Corp.	6.375%		10/15/11	250,128
70,000	Jefferies Group, Inc.	8.500%		07/15/19	77,781
110,000	JPMorgan Chase & Co.	6.300%		04/23/19	121,603
125,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	127,618
100,000	Morgan Stanley	5.300%		03/01/13	106,495
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	55,793
130,000	TD Ameritrade Holding Corp.	4.150%		12/01/14	130,913
100,000	Wachovia Corp.	0.402%	(1)	03/01/12	99,317
110,000	Wells Fargo & Co.	4.375%		01/31/13	116,165

CABLE TV - 0.7%
$ 90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$ 120,499
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	60,604

CHEMICALS - 0.5%
$ 100,000	Lubrizol Corp.	8.875%		02/01/19	$ 126,329

COMMUNICATIONS EQUIPMENT - 0.6%
$ 140,000	Harris Corp.	5.000%		10/01/15	$ 145,463

COMPUTERS & PERIPHERALS - 0.6%
$ 30,000	Dell, Inc.	5.625%		04/15/14	$ 33,042
105,000	International Business Machines Corp.	7.625%		10/15/18	129,485

DIVERSIFIED FINANCIALS - 3.6%
$ 7,000	Ameriprise Financial, Inc.	5.350%		11/15/10	$ 7,201
55,000	Ameriprise Financial, Inc.	5.650%		11/15/15	59,922
65,000	BlackRock, Inc.	3.500%		12/10/14	65,869
55,000	Capital One Financial Corp.	7.375%		05/23/14	62,907
110,000	Daimler Finance North America LLC	6.500%		11/15/13	122,049
225,000	General Electric Capital Corp.	6.750%		03/15/32	238,741
110,000	John Deere Capital Corp.	5.250%		10/01/12	119,496
210,000	National Rural Utilities Cooperative Finance Corp.	7.250%		03/01/12	231,105

DIVERSIFIED MANUFACTURING - 0.7%
$ 110,000	Honeywell International, Inc.	3.875%		02/15/14	$ 115,303
55,000	Tyco International Finance SA	8.500%		01/15/19	68,319

ELECTRIC UTILITIES - 3.6%
$ 115,000	American Electric Power Co., Inc.	5.250%		06/01/15	$ 123,092
110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	129,996
90,000	Dominion Resources, Inc.	6.300%		03/15/33	94,003
115,000	Duke Energy Indiana, Inc.	5.000%		09/15/13	121,678
80,000	Exelon Generation Co. LLC	5.200%		10/01/19	80,967
115,000	FPL Group Capital, Inc.	7.300%	(1)	09/01/67	116,315
55,000	Hawaiian Electric Industries, Inc.	6.141%		08/15/11	57,892
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	61,135
60,000	Public Service Electric & Gas Co.	5.300%		05/01/18	63,390
55,000	TransAlta Corp.	4.750%		01/15/15	56,858

FOOD - RETAIL - 0.7%
$ 115,000	Kraft Foods, Inc.	6.000%		02/11/13	$ 126,302
50,000	Safeway, Inc.	6.500%		03/01/11	52,467

FOOD, BEVERAGE & TOBACCO - 2.8%
$ 55,000	Altria Group, Inc.	9.700%		11/10/18	$ 67,733
60,000	Anheuser-Busch Cos., Inc.	5.050%		10/15/16	63,078
115,000	Coca-Cola Co. (The)	3.625%		03/15/14	119,742
55,000	ConAgra Foods, Inc.	5.875%		04/15/14	60,438
55,000	Diageo Capital PLC	7.375%		01/15/14	64,015
60,000	General Mills, Inc.	5.650%		02/15/19	64,470
40,000	PepsiAmericas, Inc.	4.375%		02/15/14	42,325
100,000	PepsiCo, Inc.	7.900%		11/01/18	124,056
105,000	Philip Morris International, Inc.	6.875%		03/17/14	120,343

HOTELS, RESTAURANTS & LEISURE - 0.2%
$ 60,000	Brinker International, Inc.	5.750%		06/01/14	$ 62,153

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
$ 115,000	Avon Products, Inc.	5.625%		03/01/14	$ 126,206
60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	60,276
60,000	NBTY, Inc.	7.125%		10/01/15	60,750

INSURANCE - 4.3%
$ 100,000	ACE INA Holdings, Inc.	5.875%		06/15/14	$ 109,926
125,000	MetLife, Inc.	5.000%		06/15/15	131,220
130,000	OneBeacon US Holdings, Inc.	5.875%		05/15/13	133,893
255,000	PartnerRe Finance B LLC	5.500%		06/01/20	253,064
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	66,155
130,000	Principal Life Income Funding Trusts	0.429%	(1)	11/08/13	124,350
50,000	Prudential Financial, Inc.	7.375%		06/15/19	57,437
200,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	218,020

LEISURE - 0.2%
$ 55,000	NetFlix, Inc.	8.500%		11/15/17	$ 58,025

MATERIALS - 0.2%
$ 55,000	Steel Dynamics, Inc.	7.375%		11/01/12	$ 57,475

MEDIA - 0.9%
$ 95,000	McGraw-Hill Cos., Inc. (The)	5.900%		11/15/17	$ 100,511
115,000	Time Warner Cos., Inc.	6.950%		01/15/28	125,345

MEDICAL - 2.5%
$ 245,000	Bristol-Myers Squibb Co.	5.875%		11/15/36	$ 252,353
40,000	McKesson Corp.	6.500%		02/15/14	44,716
100,000	Medtronic, Inc.	4.500%		03/15/14	106,766
55,000	UnitedHealth Group, Inc.	6.000%		02/15/18	58,816
115,000	Wyeth	5.500%		02/01/14	126,973
55,000	Zimmer Holdings, Inc.	4.625%		11/30/19	54,785

MINING - 0.6%
$ 80,000	Barrick Gold Financeco LLC	6.125%		09/15/13	$ 89,195
50,000	Rio Tinto Finance USA, Ltd.	8.950%		05/01/14	60,303

OIL & GAS - 4.7%
$ 205,000	Baker Hughes, Inc.	6.875%		01/15/29	$ 234,713
110,000	Canadian Natural Resources, Ltd.	5.700%		05/15/17	117,549
80,000	Halliburton Co.	6.700%		09/15/38	89,425
35,000	Marathon Oil Corp.	6.500%		02/15/14	39,275
50,000	Newfield Exploration Co.	6.625%		04/15/16	51,125
60,000	Oneok, Inc.	5.200%		06/15/15	63,964
50,000	ONEOK Partners LP	6.850%		10/15/37	53,627
100,000	Sempra Energy	6.000%		02/01/13	107,896
50,000	Smith International, Inc.	9.750%		03/15/19	67,363
60,000	Spectra Energy Capital LLC	5.650%		03/01/20	61,831
170,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	192,975
55,000	Valero Energy Corp.	9.375%		03/15/19	65,583
45,000	XTO Energy, Inc.	6.375%		06/15/38	50,569

RETAIL - 0.7%
$ 120,000	Home Depot, Inc.	5.200%		03/01/11	$ 124,666
60,000	Limited Brands, Inc.	5.250%		11/01/14	60,300

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.8%
$ 165,000	Applied Materials, Inc.	7.125%		10/15/17	$ 191,713

TECHNOLOGY - 0.5%
$ 120,000	Intuit, Inc.	5.400%		03/15/12	$ 127,340

TELECOMMUNICATIONS - 3.2%
$ 110,000	AT&T, Inc.	5.800%		02/15/19	$ 117,789
70,000	British Telecommunications PLC	9.625%		12/15/30	88,369
105,000	Cellco Partnership / Verizon Wireless Capital LLC	5.550%		02/01/14	114,848
100,000	Deutsche Telekom International Finance BV	8.500%		06/15/10	101,484
120,000	France Telecom SA	7.750%		03/01/11	127,430
60,000	L-3 Communications Corp.	5.875%		01/15/15	61,350
175,000	Verizon Global Funding Corp.	7.750%		12/01/30	208,815

TRANSPORTATION - 0.5%
$ 120,000	Burlington Northern Santa Fe LLC	6.200%		08/15/36	$ 123,875

Total Corporate Bonds (identified cost, $9,914,226)					$ 10,504,725

CONVERTIBLE BONDS - 1.2%
$ 130,000	NASDAQ OMX Group, Inc. (The)	2.500%		08/15/13	$ 125,775
125,000	National City Corp.	4.000%		02/01/11	127,813
65,000	Transocean, Inc.	1.500%		12/15/37	63,781

Total Convertible Bonds (identified cost, $300,772)					$ 317,369

U.S. GOVERNMENT INTERESTS - 44.8%

AGENCY MORTGAGE-BACKED SECURITIES - 26.2%
$ 201,291	FHLMC Gold Pool #A32600	5.500%		05/01/35	$ 213,120
47,067	FHLMC Gold Pool #C01646	6.000%		09/01/33	51,120
44,315	FHLMC Gold Pool #C27663	7.000%		06/01/29	49,884
129,419	FHLMC Gold Pool #C47318	7.000%		09/01/29	148,027
240,019	FHLMC Gold Pool #C66878	6.500%		05/01/32	264,662
173,246	FHLMC Gold Pool #C91046	6.500%		05/01/27	188,368
47,997	FHLMC Gold Pool #D66753	6.000%		10/01/23	50,725
10,159	FHLMC Gold Pool #E00903	7.000%		10/01/15	11,038
249,681	FHLMC Gold Pool #G01035	6.000%		05/01/29	271,961
150,619	FHLMC Gold Pool #G02478	5.500%		12/01/36	159,377
198,361	FHLMC Gold Pool #H19018	6.500%		08/01/37	214,728
103,067	FHLMC Gold Pool #N30514	5.500%		11/01/28	108,319
324,942	FHLMC Gold Pool #P00024	7.000%		09/01/32	359,739
22,513	FHLMC Gold Pool #P50031	7.000%		08/01/18	24,596
48,306	FHLMC Gold Pool #P50064	7.000%		09/01/30	52,775
97,434	FHLMC Pool #1B1291	3.130%	(1)	11/01/33	100,707
322,796	FHLMC Pool #1G0233	5.068%	(1)	05/01/35	333,507
73,397	FHLMC Pool #781071	5.215%	(1)	11/01/33	77,756
63,729	FHLMC Pool #781804	5.023%	(1)	07/01/34	67,331
30,118	FHLMC Pool #781884	5.102%	(1)	08/01/34	31,872
77,478	FHLMC Pool #782862	5.006%	(1)	11/01/34	81,692
267,293	FHLMC Series 1983, Class Z	6.500%		12/15/23	290,778
203,081	FHLMC Series 2044, Class PE	6.500%		04/15/28	213,322
123,295	FNMA Pool #253057	8.000%		12/01/29	143,109
23,238	FNMA Pool #254845	4.000%		07/01/13	23,896
23,380	FNMA Pool #254863	4.000%		08/01/13	23,964
23,511	FNMA Pool #479477	6.000%		01/01/29	25,590
20,622	FNMA Pool #489357	6.500%		03/01/29	22,788
21,558	FNMA Pool #535332	8.500%		04/01/30	25,157
39,097	FNMA Pool #545782	7.000%		07/01/32	44,538
30,679	FNMA Pool #597396	6.500%		09/01/31	33,901
55,236	FNMA Pool #725866	4.500%		09/01/34	55,856
129,788	FNMA Pool #738630	5.500%		11/01/33	137,759
331,546	FNMA Pool #745467	5.744%	(1)	04/01/36	346,256
460,580	FNMA Pool #745755	5.000%		12/01/35	477,241
177,921	FNMA Pool #747529	4.500%		10/01/33	180,250
577,819	FNMA Pool #781893	4.500%		11/01/31	585,747
56,170	FNMA Pool #809888	4.500%		03/01/35	56,730
117,631	FNMA Pool #906455	5.976%	(1)	01/01/37	124,387
87,016	GNMA Pool #374892	7.000%		02/15/24	97,412
35,306	GNMA Pool #376400	6.500%		02/15/24	38,312
49,727	GNMA Pool #379982	7.000%		02/15/24	55,669
167,482	GNMA Pool #393347	7.500%		02/15/27	189,313
63,053	GNMA Pool #410081	8.000%		08/15/25	72,449
34,740	GNMA Pool #427199	7.000%		12/15/27	38,992
10,544	GNMA Pool #436214	6.500%		02/15/13	11,403
63,605	GNMA Pool #448490	7.500%		03/15/27	71,896
49,244	GNMA Pool #458762	6.500%		01/15/28	54,336
54,261	GNMA Pool #460726	6.500%		12/15/27	59,515
15,618	GNMA Pool #488924	6.500%		11/15/28	17,233
13,706	GNMA Pool #510706	8.000%		11/15/29	15,799
54,075	GNMA Pool #581536	5.500%		06/15/33	57,664
122,077	GNMA II Pool #002630	6.500%		08/20/28	134,360
5,626	GNMA II Pool #002909	8.000%		04/20/30	6,488
14,533	GNMA II Pool #002972	7.500%		09/20/30	16,388
5,375	GNMA II Pool #002973	8.000%		09/20/30	6,174
54,117	GNMA II Pool #003095	6.500%		06/20/31	59,696

U.S. GOVERNMENT AGENCIES - 2.0%
$ 225,000	Citigroup, Inc. (FDIC Guaranteed)	2.875%		12/09/11	$ 232,257
145,000	JPMorgan Chase & Co. (FDIC Guaranteed)	3.125%		12/01/11	150,100
55,000	PNC Funding Corp. (FDIC Guaranteed)	2.300%		06/22/12	56,278
80,000	Regions Bank (FDIC Guaranteed)	3.250%		12/09/11	83,010

U.S. TREASURIES - 16.6%
$ 550,000	U.S. Treasury Notes	4.375%		12/15/10	$ 565,877
250,000	U.S. Treasury Notes	0.875%		04/30/11	251,104
1,025,000	U.S. Treasury Notes	3.875%		02/15/13	1,094,108
700,000	U.S. Treasury Notes	4.500%		11/15/15	765,078
700,000	U.S. Treasury Notes	4.250%		11/15/17	740,688
250,000	U.S. Treasury Notes	3.875%		05/15/18	256,387
450,000	U.S. Treasury Interest Strip	0.000%		11/15/19	303,857
1,025,000	U.S. Treasury Principal Strip	0.000%		08/15/39	242,392

Total U.S. Government Interests (identified cost, $11,020,194)					$ 11,416,808

TOTAL FIXED INCOME INVESTMENTS (identified cost, $24,137,740) - 98.3%					$ 25,080,382

SHORT-TERM INVESTMENTS - 0.5%

$ 140,746	Fidelity Government Money Market Fund, 0.03%				$ 140,746

TOTAL SHORT-TERM INVESTMENTS (identified cost, $140,746) - 0.5%					$ 140,746

TOTAL INVESTMENTS (identified cost, $24,278,486) - 98.8%					$ 25,221,128

OTHER ASSETS, LESS LIABILITIES - 1.2%					293,835

NET ASSETS - 100.0%					$ 25,514,963

FDIC - Federal Deposit Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
PLC - Public Limited Company

(1) Adjustable rate security. Rate shown is the rate at period end.

The Fund did not have any financial instruments outstanding at March 31, 2010.

The cost and unrealized appreciation of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

	Aggregate Cost		$ 24,376,446

	Gross unrealized appreciation		$ 1,135,820

	Gross unrealized depreciation		(291,138)

	Net unrealized appreciation		$ 844,682

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Assets Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$ -	$ 795,100	$ -	$ 795,100
Commercial Mortgage-Backed Securities	-	2,035,264	-	2,035,264
Non-Agency Mortgage-Backed Securities	-	11,116	-	11,116
Corporate Bonds	-	10,504,725	-	10,504,725
Convertible Bonds	-	317,369	-	317,369
US Government Interests	-	11,339,437	77,371	11,416,808
Short-Term Investments	140,746	-	-	140,746
Total Investments	$ 140,746	$ 25,003,011	$ 77,371	$ 25,221,128

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

		US Government Interests

Balance as of 12/31/09		$ -
Accrued Accretion/(Amortization)		-
Realized Gain (Loss)		-
Change in Unrealized Appreciation/(Depreciation)		-
Net Purchases/(Sales)		-
Transfers In / (Out)		77,371
Balance as of 03/31/2010		$ 77,371

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	April 30, 2010

By:	/s/ Gale L. Bertrand
Gale L. Bertrand
Treasurer

Date:	April 28, 2010